Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related-Party Transactions
Related-Party Transactions

C.                        Related-Party Transactions

In the ordinary course of business, the Company has transactions with affiliated companies. The Company has various contracts with affiliates including, but not limited to, Transportation Service and Precedent Agreements, Storage Agreements and Gas Gathering Agreements.

In connection with the IPO, the Company entered into various agreements with EQT. For instance, the Company entered into an omnibus agreement by and among the Company, its general partner and EQT. Pursuant to the omnibus agreement, EQT or its affiliates perform centralized corporate, general and administrative services for the Company, such as legal, corporate recordkeeping, planning, budgeting, regulatory, accounting, billing, business development, treasury, insurance administration and claims processing, risk management, health, safety and environmental, information technology, human resources, investor relations, cash management and banking, payroll, internal audit, taxes and engineering. In exchange, the Company reimburses EQT and its affiliates for the expenses incurred by them in providing these services, except for any expenses associated with EQT’s long-term incentive programs. The omnibus agreement further requires that the Company reimburse EQT and its affiliates for the Company’s allocable portion of the premiums on any insurance policies covering the Company’s assets. EQT does not record any profit or margin for the administrative and operational services charged to the Company.

The Company also entered into an operation and management services agreement with EQT Gathering, pursuant to which EQT Gathering provides the Company’s pipelines and storage facilities with certain operational and management services.  The Company reimburses EQT Gathering for such services pursuant to the terms of the omnibus agreement as described above.

3.                          Related-Party Transactions

In the ordinary course of business, the Company has transactions with affiliated companies. The Company has various contracts with affiliates including, but not limited to, Transportation Service and Precedent Agreements, Storage Agreements and Gas Gathering Agreements.

                                                Accounts receivable—affiliate represents amounts due from subsidiaries of EQT, primarily related to transmission, storage and gathering services. For the years ended December 31, 2012, 2011 and 2010, the Company generated revenues of approximately $106.2 million, $86.6 million and $74.0 million, respectively, from services provided to subsidiaries of EQT.

The accompanying consolidated balance sheets include amounts due from related parties of $2.4 million and $40.4 million as of December 31, 2012 and 2011, respectively. Amounts due to related parties as of December 31, 2012 and 2011, respectively, totaled $1.1 million and $68.2 million. These amounts represent transactions with subsidiaries of EQT other than transmission, storage and gathering services.

As discussed in Note 6 prior to the Company’s IPO, EQT provided financing to its subsidiaries directly or indirectly through EQT Capital Corporation (EQT Capital), EQT’s subsidiary finance company, predominantly through intercompany term and demand loans.  The Company had demand and term notes due to EQT Capital of approximately $135.2 million as of December 31, 2011, which were repaid prior to the IPO. Interest expense on affiliate long-term debt and demand loans amounted to $4.1 million, $5.8 million, and $5.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In addition, operating and administrative expenses and capital expenditures incurred on the Company’s behalf by EQT result in intercompany advances recorded as amounts due to or due from EQT on the Company’s balance sheet. Prior to the IPO, these advances were related to changes in working capital, cash used for capital expenditures, as well as the Company’s cash flow needs. Prior to the IPO, these were viewed as financing transactions as the Company would have otherwise obtained demand notes or term loans from EQT Capital to fund these transactions.  Subsequent to the IPO, these transactions reflect services rendered on behalf of the Company by EQT and its affiliates for operating expenses as described below and will be settled monthly. These are classified as operating activities in the statement of cash flows.

The personnel who operate the Company’s assets are employees of EQT. EQT directly charges the Company for the payroll and benefit costs associated with employees and carries the obligations for other employee-related benefits in its consolidated financial statements. The Company is allocated a portion of EQT’s defined benefit pension plan and retiree medical and life insurance liability for the retirees of Equitrans based on an actuarial assessment of that liability. The Company’s share of those costs is charged through due to related parties and reflected in operating and maintenance expense and selling, general and administrative expense in the accompanying statements of consolidated operations.

The Company is allocated a portion of the indirect operating and maintenance expense incurred by EQT Gathering, a subsidiary of EQT that incurs certain costs that are shared by the Company. For the years ended December 31, 2012, 2011 and 2010, operating and maintenance expenses allocated to the Company were approximately $3.4 million, $2.5 million and $0.4 million, respectively.  The allocation in 2010 was based on the Company’s percentage of labor hours for certain operations and maintenance departments. Starting in 2011, EQT Gathering began allocating certain engineering and gas control expenses to the Company that were not previously allocated. The allocation in 2011 and 2012 is based on the Company’s percentage of a calculation based upon net plant, revenue and headcount. EQT management believes allocating these expenses to the Company was necessary and appropriate due to the amount of such costs that were directly attributable to the Company as a result of its expansion efforts.

For the years ended December 31, 2012, 2011 and 2010, corporate selling, general and administrative expenses allocated to the Company were approximately $4.6 million, $3.7 million and $3.9 million, respectively. Additionally, a portion of the selling, general and administrative expense incurred by EQT Gathering was allocated to the Company based on a calculation of its percentage of net plant, revenue and headcount.

The historical financial statements of the Predecessor include long-term incentive compensation plan expenses associated with the EQT long-term incentive plan, which is not an expense of the Company subsequent to the IPO. See Note 11 for discussion of the Company’s equity-based compensation plans. Included within operating expenses in the accompanying statements of consolidated operations is EQT share-based compensation expense of $1.9 million, $3.1 million and $2.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. EQT’s share-based compensation programs consist of restricted stock, stock options and performance-based units issued to employees. To the extent compensation related to employees directly involved in transmission and storage or gathering operations, such amounts were charged to the Company by EQT and were reflected as operating and maintenance expenses. To the extent compensation cost related to employees indirectly involved in transmission and storage or gathering operations, such amounts were charged to the Company by EQT and were reflected as general and administrative expenses.

Agreements with EQT

The Company and other parties have entered into various agreements with EQT, as summarized below.  These agreements were negotiated in connection with the IPO.

Omnibus Agreement

The Company entered into an omnibus agreement by and among the Company, its general partner and EQT. Pursuant to the omnibus agreement, EQT agreed to provide the Company with a license to use the name “EQT” and related marks in connection with the Company’s business. The omnibus agreement also provides for certain indemnification and reimbursement obligations between EQT and the Company.

As more fully described in the omnibus agreement, the following matters are addressed:

•                  the Company’s obligation to reimburse EQT and its affiliates for certain direct operating expenses they pay on the Company’s behalf;

•                  the Company’s obligation to reimburse EQT and its affiliates for providing the Company corporate, general and administrative services and providing the Company operation and management services pursuant to the operation and management services agreement;

•                  EQT’s obligation to indemnify or reimburse the Company for losses or expenses relating to or arising from (i) certain plugging and abandonment obligations; (ii) certain bare steel replacement capital expenditures; (iii) certain pipeline safety costs; (iv) certain preclosing environmental liabilities; (v) certain title and rights-of-way matters; (vi) the Company’s failure to have certain necessary governmental consents and permits; (vii) certain preclosing tax liabilities; (viii) assets previously owned by Equitrans, but retained by EQT and its affiliates following the IPO, including the Sunrise Pipeline; (ix) any claims related to Equitrans’ previous ownership of the Big Sandy Pipeline; and (x) any amounts owed to the Company by a third party that has exercised a contractual right of offset against amounts owed by EQT to such third party; and

•                  the Company’s obligation to indemnify EQT for losses attributable to (i) the ownership or operation of the Company’s assets after the closing of the IPO, except to the extent EQT is obligated to indemnify the Company for such losses pursuant to the operation and management services agreement with EQT, and (ii) any amounts owed to EQT by a third party that has exercised a contractual right of offset against amounts owed by the Company to such third party.

In 2012 for the post-IPO period of July 2, 2012 to December 31, 2012, the Company was obligated to reimburse EQT for approximately $8.5 million of operating and maintenance expenses and approximately $7.7 million of selling, general and administrative expenses pursuant to the omnibus agreement.

In 2012 for the post-IPO period of July 2, 2012 to December 31, 2012, EQT was obligated to reimburse the Company pursuant to the omnibus agreement for $1.6 million related to plugging and abandonment liabilities, $2.7 million related to bare steel replacement, and $2.7 million related to Big Sandy Pipeline claims. Approximately $2.4 million of these obligations are recorded as due from related party in the consolidated balance sheet at December 31, 2012.

Operation and Management Services Agreement

The Company entered into an operation and management services agreement with EQT Gathering, pursuant to which EQT Gathering will provide the Company’s pipelines and storage facilities with certain operational and management services.  The Company will reimburse EQT Gathering for such services pursuant to the terms of the omnibus agreement as described above.

Under the operation and management services agreement, EQT Gathering will indemnify the Company with respect to claims, losses or liabilities incurred by the Company, including third party claims, arising out of EQT Gathering’s gross negligence or willful misconduct.  The Company will indemnify EQT Gathering from any claims, losses or liabilities incurred by EQT Gathering, including any third-party claims, arising from the performance of the agreement, but not to the extent of losses or liabilities caused by EQT Gathering’s gross negligence or willful misconduct.

Sunrise Pipeline Lease Agreement

As discussed further in Note 7, on June 18, 2012, the Company entered into the Sunrise Pipeline lease agreement with EQT.